UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® INVESTMENT GRADE

MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 139.5%
Alabama - 0.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$55,000	$61,551
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	355,000	388,615
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	5,000	3,173
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	95,000	57,420
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	135,000	66,338
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	190,000	64,847
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	365,000	116,716
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	10,000	10,241
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	20,000	21,203
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	25,000	27,171
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	30,000	33,249
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	35,000	39,427
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	45,000	50,812
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	140,000	155,205

		$1,095,968
Arizona - 1.7%
Arizona Transportation Board Highway Rev., “B”, 5%, 7/01/31 (Prerefunded 7/01/18)	$1,000,000	$1,134,770
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	795,000	912,899

		$2,047,669
Arkansas - 0.9%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$33,268
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	55,843
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	40,000	44,357
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	730,000	826,944
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	120,000	135,607

		$1,096,019
California - 16.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	$130,000	$76,673
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	235,000	132,615
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	470,000	254,811
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,000,000	1,147,220
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	350,000	394,940
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	135,000	149,853
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	75,000	91,115
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	535,000	605,995
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	195,000	226,559
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	535,000	641,160
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,050,000	1,087,485
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	75,000	77,420
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	110,783
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	70,000	82,005
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	146,877
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	305,000	321,504
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	335,000	346,547
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	1,220,000	1,387,177
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,135,000	1,317,542
California State University Rev., “A”, 5%, 11/01/37	805,000	899,676
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	25,246	0

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	$360,000	$404,352
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	500,000	515,685
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	105,000	114,538
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	275,000	303,831
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	220,000	243,591
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	195,000	231,067
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	85,000	96,687
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	53,708
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	210,000	250,181
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	210,000	250,318
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	65,000	71,725
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	39,250
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	95,000	107,797
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/23, 5.875% to 8/01/28	140,000	119,517
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	245,000	271,374
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	970,000	1,076,545
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	345,000	401,960
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	335,000	389,139
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	835,000	932,946
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,176,710
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,692
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	710,000	796,435
State of California, 4%, 9/01/26	725,000	795,746
State of California, 5.25%, 10/01/28	270,000	319,923
State of California, 5.25%, 9/01/30	645,000	759,875
State of California, 5%, 5/01/44	230,000	263,674
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	85,000	100,236
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/24	250,000	297,383
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	125,000	140,136

		$20,049,978
Colorado - 3.1%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$230,000	$256,422
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	40,000	43,010
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	82,664
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	145,000	163,669
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	90,000	102,711
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	380,000	427,637
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	565,000	584,402
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	560,000	664,703
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	480,000	551,846
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	245,000	257,934
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	70,000	76,206
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	95,000	105,252
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	425,000	581,124

		$3,897,580
Connecticut - 1.1%
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	$405,000	$472,809
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	405,000	472,505
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	385,000	448,367

		$1,393,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - 1.6%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$500,000	$511,200
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	1,430,000	1,314,914
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	105,000	122,771
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	40,000	47,180

		$1,996,065
Florida - 5.6%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	$80,000	$82,623
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	35,000	36,168
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	62,459
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40 (Put Date 7/01/30)	490,000	490,715
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	340,000	135,993
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	320,000	356,454
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 11/01/27	250,000	250,280
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	50,000	57,319
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	130,000	138,194
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	175,000	195,843
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	167,082
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	215,000	239,112
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	865,000	953,801
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	125,000	131,370
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	195,000	228,936
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	180,000	201,042
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	175,000	212,994
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	250,000	270,413
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	415,000	395,744
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	105,000	117,478
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	155,000	173,950
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	400,000	453,256
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	22,548
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	22,200
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	44,360
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	120,000	132,108
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/25	1,000,000	1,206,060
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	480,000	180,859

		$6,959,361
Georgia - 3.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$75,000	$82,895
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	75,000	82,589
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	290,000	352,820
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	165,000	184,137
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	125,000	157,370
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	95,000	96,566
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	125,000	148,386
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	120,000	140,233
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	75,000	87,608
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,456
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	340,000	392,057
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	320,000	371,162
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	215,000	247,841
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	525,000	611,189
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	120,000	145,567
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	250,000	299,683
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	225,000	265,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	$320,000	$372,870
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	106,914
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	106,305
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	320,000	328,426

		$4,597,788
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$115,000	$144,263
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	410,000	475,727
State of Hawaii, “DZ”, 5%, 12/01/31	180,000	209,516
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	305,000	349,381
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	120,000	137,058
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	80,000	91,050

		$1,406,995
Illinois - 10.1%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	$250,000	$242,670
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	855,000	982,609
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	70,000	80,406
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	35,000	40,151
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	145,000	166,128
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	650,000	748,989
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	155,000	178,546
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	310,000	357,300
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	69,074
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	410,000	464,981
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 3/01/16	40,000	40,728
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	160,000	163,373
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	125,000	128,320
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	380,000	430,308
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	400,000	498,196
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	565,000	679,107
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	460,000	523,241
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	545,000	616,722
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	395,000	460,961
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	500,000	503,895
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/35	1,000,000	1,156,610
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	390,000	453,964
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	150,000	176,442
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,145,000	1,343,497
Illinois Toll Highway Authority Rev., “B”, 5%, 1/01/32	1,000,000	1,139,310
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	177,000	180,731
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	700,000	711,893

		$12,538,152
Indiana - 3.2%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$190,000	$213,665
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	350,000	376,149
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	365,000	390,660
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	1,000,000	1,158,100
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	705,000	750,811
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	525,000	635,208
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	210,000	247,483
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	110,000	135,387

		$3,907,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.7%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$135,000	$143,498
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	115,000	121,537
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	130,000	140,973
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	135,000	146,433
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	15,000	16,178
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	240,000	258,830

		$827,449
Kansas - 0.2%
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	$195,000	$219,161

Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$255,000	$283,302
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	85,000	95,391
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	440,000	508,372
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/30	1,000,000	1,162,620
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	385,000	401,255
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	110,000	127,679

		$2,578,619
Louisiana - 1.6%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$470,000	$552,288
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	290,000	315,456
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	264,079
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	100,000	109,602
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	185,000	211,148
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	480,000	522,466

		$1,975,039
Maryland - 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	$175,000	$216,578
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	190,000	215,031
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	265,000	280,497

		$712,106
Massachusetts - 6.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$285,000	$330,418
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/38	1,000,000	1,145,490
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	350,000	451,679
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	190,000	220,657
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	75,000	66,152
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/24	250,000	250,218
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	40,000	44,821
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	107,198
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,149,820
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	205,000	211,287
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	175,000	181,347
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	70,000	83,476
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	240,000	253,378
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	330,000	363,574
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	135,000	141,180
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 7/01/29	370,000	371,598
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	415,000	487,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	$40,000	$44,267
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	35,000	39,117
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	720,000	835,315
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	600,000	778,470

		$7,557,116
Michigan - 2.7%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$460,000	$494,739
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	115,000	125,242
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	55,000	60,019
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	175,000	184,893
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	135,000	140,373
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	220,000	239,147
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	750,000	847,020
Michigan Finance Authority, Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	105,000	118,904
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 11/01/25	250,000	251,313
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	545,000	609,501
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	230,000	287,932

		$3,359,083
Minnesota - 0.3%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$46,245	$46,317
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 5/15/23	325,000	343,886

		$390,203
Mississippi - 1.3%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,000,000	$1,001,020
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	90,000	117,640
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	105,000	118,875
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	190,000	213,134
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	65,000	73,498
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	85,000	85,066

		$1,609,233
Missouri - 0.5%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	$55,000	$62,253
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	205,000	235,250
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 7/15/18	300,000	280,371

		$577,874
National - 0.7%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$500,000	$578,555
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	227,741	227,654

		$806,209
Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$645,000	$761,390

Nevada - 0.7%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	$755,000	$859,047

New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$445,000	$505,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - 5.2%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$500,000	$504,255
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	225,000	249,791
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	46,667
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,819
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	115,000	128,669
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	70,000	77,374
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	35,000	38,509
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	105,000	110,480
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	260,000	283,998
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	40,000	45,194
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	35,000	39,745
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	460,000	581,955
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,440,000	1,443,312
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	1,850,000	1,432,714
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,835,000	1,425,575
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	30,000	7,036

		$6,460,093
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$400,000	$447,576

New York - 25.5%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$200,000	$235,102
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	140,000	149,412
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	130,000	148,915
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	95,000	108,016
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	20,000	22,442
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	350,000	407,036
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,725,000	2,057,977
New York Dormitory Authority Rev. (Columbia University), 5%, 7/01/38 (u)	15,000,000	16,629,300
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	165,000	192,971
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	100,000	115,550
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	560,000	648,665
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	200,000	237,500
New York Environmental Facilities, “C”, 5%, 5/15/41	255,000	287,260
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	380,000	399,380
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	215,000	240,247
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	435,000	499,080
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	200,000	224,964
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	500,000	555,645
New York Power Authority Rev., “ A”, 5%, 11/15/38	1,000,000	1,139,720
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	1,000,000	1,158,340
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,610,000	1,836,704
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,000,000	1,131,810
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	85,000	96,852
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	175,000	182,014
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	195,000	230,137
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	225,000	264,884
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	1,125,000	693,956
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/41	1,500,000	1,743,045

		$31,636,924
North Carolina - 2.2%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$356,137	$362,942
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	2,000,000	2,269,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
North Carolina - continued
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	$105,000	$120,254

		$2,752,876
Ohio - 2.7%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$285,000	$308,270
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	105,000	122,049
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	95,000	110,497
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	265,000	299,474
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	85,000	88,860
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	55,000	56,823
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	85,000	87,729
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	555,000	613,469
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	35,000	40,017
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	305,000	305,543
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/21	1,000,000	1,264,420

		$3,297,151
Oklahoma - 1.6%
Grand River Dam Authority Rev., OK, “A”, 5%, 6/01/39	$245,000	$282,213
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	600,000	668,520
Tulsa OK, Airport Improvement Trust Rev. (Subject to AMT), “A”, 5%, 6/01/45	55,000	59,263
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	535,000	621,429
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	140,000	151,872
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	170,000	185,652

		$1,968,949
Oregon - 0.3%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$350,000	$358,208

Pennsylvania - 5.7%
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	$35,000	$37,535
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	140,000	154,801
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	105,000	112,819
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	570,000	634,199
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	80,000	88,486
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	35,000	37,283
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	20,000	21,193
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	200,000	223,568
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	900,000	1,018,467
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	940,000	360,725
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	760,000	278,472
Luzerne County, PA, AGM, 6.75%, 11/01/23	350,000	424,778
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	90,000	91,282
Pennsylvania Economic Development Financing Authority, (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	665,000	737,944
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	125,000	126,964
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	260,000	287,443
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	200,000	210,412
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	65,000	70,674
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	180,000	184,424
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	140,000	143,861
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	100,000	111,215
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	105,000	121,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/36	$1,000,000	$1,107,380
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	460,000	471,012

		$7,056,461
Puerto Rico - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$5,000	$5,392
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	25,000	25,610
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	50,000	51,994
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	10,000	10,440
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,471
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	10,000	10,221
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	20,000	20,219
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	320,000	304,832
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	35,000	35,060
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	25,000	24,830
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	10,000	9,240
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	40,000	38,118
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	50,000	46,786
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	80,000	69,323
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	24,753
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	36,078

		$723,367
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$855,000	$1,024,324

South Carolina - 2.4%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/38	$1,000,000	$1,148,590
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	350,000	359,783
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	350,000	362,674
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	215,000	243,113
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	515,000	582,341
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	260,000	295,342

		$2,991,843
South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 7/01/42	$95,000	$105,609
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	230,000	261,137

		$366,746
Tennessee - 5.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$105,000	$114,783
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	820,000	924,247
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/38	1,000,000	1,135,630
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/36	1,000,000	1,142,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/26	$1,365,000	$1,430,288
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	135,000	141,045
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	180,000	197,575
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	205,000	239,126
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	300,000	353,601
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	610,000	724,442
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	185,000	214,493

		$6,617,270
Texas - 14.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$95,000	$100,962
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	190,000	200,148
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	155,000	163,296
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	90,000	93,153
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	590,000	633,194
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	100,000	116,300
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	70,000	81,668
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/39	155,000	179,213
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	335,000	362,808
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	750,000	835,328
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	500,000	501,610
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	465,000	526,003
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	315,000	364,206
Frenship, TX, Independent School District, AGM, 5%, 2/15/33	1,000,000	1,070,700
Frenship, TX, Independent School District, PSF, 5%, 2/15/44	1,000,000	1,157,060
Frisco, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 8/15/23	1,170,000	1,447,185
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	250,000	250,468
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	490,000	545,968
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	15,000	17,024
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,628
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	45,256
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	70,000	21,369
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/42	140,000	40,569
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/43	175,000	48,050
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/44	175,000	45,668
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/45	175,000	43,304
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	41,097
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	160,000	185,418
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	140,000	155,597
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	275,000	277,978
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	150,000	170,774
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	385,000	488,788
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	45,000	49,356
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/28	2,000,000	2,310,640
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	150,000	163,992
North Texas Tollway Authority Rev., 6%, 1/01/38	620,000	732,115
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,000,000	1,167,210
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46 (a)(d)	366,000	219,593
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53 (a)(d)	32,000	19,199
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46 (a)(d)	64,000	38,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	$115,000	$119,709
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	40,000	44,106
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	315,000	348,270
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	500,000	495,520
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	63,854
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	36,854
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	135,000	149,391
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	115,000	143,302
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	95,000	116,068
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	175,000	206,145
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/43	675,000	748,082

		$17,404,595
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$160,000	$183,274

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,651
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	16,704
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	195,000	198,980

		$227,335
Virginia - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$165,000	$172,946
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	275,000	301,378

		$474,324
Washington - 3.4%
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	$535,000	$568,561
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	505,000	545,198
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	1,040,000	1,040,302
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	695,000	817,897
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	570,000	621,249
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	225,000	247,689
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	320,000	320,179

		$4,161,075
West Virginia - 0.2%
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	$285,000	$299,367

Wisconsin - 0.5%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$185,000	$210,750
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	55,000	61,685
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	100,000	121,583
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	40,000	40,454
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	110,000	121,349
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	60,000	63,376

		$619,197
Total Municipal Bonds		$172,795,772

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 3/02/15	$300,000	$300,000
Total Investments		$173,095,772

Other Assets, Less Liabilities - (0.3)%		(464,286)

ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)

VMTPS, at liquidation value (issued by the fund) - (38.7)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$123,881,486

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,207,176 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$228,459	$227,654
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$172,795,772	$—	$172,795,772
Short Term Securities	—	300,000	—	300,000
Total Investments	$—	$173,095,772	$—	$173,095,772

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$149,469,703
Gross unrealized appreciation	16,940,099
Gross unrealized depreciation	(832,330)
Net unrealized appreciation (depreciation)	$16,107,769

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.